VP Bond Portfolio (Prospectus Summary): | VP Bond Portfolio
MainStay VP Bond Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (“Supplement”) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the “Prospectus”)

At a meeting held on December 14, 2011, each Portfolio’s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio’s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio’s investment objective will not affect the respective Portfolio’s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.